Casualty loss	12 Months Ended
Feb. 02, 2014
Casualty Loss Disclosure [Abstract]
Casualty loss

Note 2: Casualty loss

On May 2, 2010, flooding occurred in Nashville, Tennessee, causing considerable damage to our Nashville store and the retail mall where our store is located. The store is covered by up to $25,000 in property and business interruption insurance subject to an overall deductible of one thousand dollars.

During fiscal 2011, we recorded $3,215 as a reduction to “Other store operating expenses” in the Consolidated Statement of Operations related to the recovery of business interruption losses from our insurance carrier, of which $1,629 was received in fiscal 2010. Additionally, during fiscal 2011, we have received $2,414 from our insurance carrier which settled in full the casualty related receivables we recorded in 2010. $798 of the funds received relates to property and equipment, $156 relates to inventories, $778 relates to pre-opening costs, and $682 relates to remediation expenses and other costs incurred as a result of the flood. The build-out of our leased facility was completed prior to January 29, 2012, and our landlord delivered to us assets with a fair value of $2,443, which resulted in a gain that we recorded in “Other store operating expenses” of $955. As of January 29, 2012, all receivables casualty related have been collected and we expect no further collections related to this casualty loss. The store reopened on November 28, 2011.